PW TECHNOLOGY PARTNERS, L.P.
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS


                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001

                          PW TECHNOLOGY PARTNERS, L.P.
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS


                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001



                                    CONTENTS


Report of Independent Auditors ................................................1

Statement of Assets, Liabilities and Members' Capital .........................2

Statement of Operations .......................................................3

Statements of Changes in Members' Capital .....................................4

Notes to Financial Statement ..................................................5

                         Report of Independent Auditors

To the Board of Directors of
  PW Technology Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of PW Technology Partners, L.P. (the "Fund") as of December 31, 2001, the related statement of operations for the year then ended and the statements of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the general partners of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Technology Partners, L.P. at December 31, 2001, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                   /s/ ERNST & YOUNG LLP

New York, New York
February 14, 2002

                                                    PW TECHNOLOGY PARTNERS, L.P.
                          STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------
ASSETS

Investments in funds, at value (cost $718,650,000)               $  868,016,954
Cash and cash equivalents                                            22,486,257
Interest receivable                                                      22,118
-------------------------------------------------------------------------------

TOTAL ASSETS                                                        890,525,329
-------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               56,994,120
   Management fee                                                       737,832
   Administration fee                                                   515,084
   Professional fees                                                     58,500
   Miscellaneous                                                         46,290
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    58,351,826
-------------------------------------------------------------------------------

NET ASSETS                                                       $  832,173,503
-------------------------------------------------------------------------------

PARTNERS' CAPITAL

Represented by:
Net capital contributions                                        $  682,806,549
Accumulated net unrealized appreciation on investments              149,366,954
-------------------------------------------------------------------------------

PARTNERS' CAPITAL                                                $  832,173,503
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  2

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $    736,359
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 736,359
-------------------------------------------------------------------------------

EXPENSES

Management fee                                                        8,475,586
Administration fee                                                      847,352
Professional fees                                                       213,913
Miscellaneous                                                           109,910
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                        9,646,761
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (8,910,402)
-------------------------------------------------------------------------------

UNREALIZED LOSS FROM INVESTMENTS

Change in net unrealized appreciation from investments              (33,025,179)
-------------------------------------------------------------------------------

NET UNREALIZED LOSS FROM INVESTMENTS                                (33,025,179)
-------------------------------------------------------------------------------

DECREASE IN PARTNERS' CAPITAL
          DERIVED FROM OPERATIONS                                  $(41,935,581)
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  3

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                      STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

---------------------------------------------------------------------------------------

                                                             YEAR ENDED DECEMEBER 31,
                                                             2001                2000
---------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                     $ (8,910,402)     $   (6,995,013)
Change in net unrealized appreciation/depreciation
  from investments                                       (33,025,179)         69,824,927
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN PARTNERS' CAPITAL
          DERIVED FROM OPERATIONS                        (41,935,581)         62,829,914
------------------------------------------------------------------------------------------

PARTNERS' CAPITAL TRANSACTIONS

Proceeds from Limited Partner subscriptions              208,823,612         343,885,296

Limited Partner withdrawals                              (87,869,058)        (35,340,040)

Offering costs                                              (231,394)                 --

General Partner withdrawals                                  (95,332)         (3,575,388)
-------------------------------------------------------------------------------------------

INCREASE IN PARTNERS' CAPITAL DERIVED
          FROM CAPITAL TRANSACTIONS                      120,627,828         304,969,868
------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT
          BEGINNING OF YEAR                              753,481,256         385,681,474
------------------------------------------------------------------------------------------

PARTNERS' CAPITAL AT END OF YEAR                        $832,173,503      $  753,481,256
------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  4

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.       ORGANIZATION

         PW Technology Partners, L.P. (the "Fund") was organized as a limited partnership under the laws of Delaware on December 28, 1998. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Fund invests as a limited partner or Member along with other investors.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. (the "Manager" or "PWFA"), a Delaware limited liability company and the General Partner of the Fund, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at December 31, 2001, 2000 and 1999 was $1,865,918, $2,033,694 and $5,112,836, respectively.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Partners. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Partners twice in each year, in June and December. Limited Partners can only transfer or assign their partnership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Partner, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" ("AICPA Guide") effective for 2001, capital withdrawals are now shown as withdrawals payable on the effective date of the tender. Capital withdrawals which were effective as of the end of prior years have been similarly reclassified on the Statement of Changes in Partners' Capital.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Limited Partners; all costs with respect to communications to Limited Partners; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

        2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES (CONTINUED)

         In accordance with the accounting guidance provided in the AICPA Guide, the Fund reclassified $17,756,733 from accumulated net investment loss to net capital contributions. This reclassification was to reflect as an adjustment to net capital contributions the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Partners' Capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       MANAGEMENT FEE, PERFORMANCE BONUS, RELATED PARTY TRANSACTIONS AND OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the General Partner's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Limited Partners' capital accounts. A portion of the fee will be paid by PWFA to its affiliates.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The increase (or decrease) in partners' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Partners on a pro-rata basis. In accordance with the Partnership Agreement, the Manager is then allocated an amount based on the performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e., the

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------


3. MANAGEMENT FEE, PERFORMANCE BONUS, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         period commencing on the admission of a Limited Partner to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Limited Partner.

         The Performance Bonus is equal to 1% of the balance of the Limited Partner's capital account at the end of the Measurement Period, provided that such appreciation (net of any Performance Bonus) exceeds the Limited Partner's threshold return. The threshold return is the amount that a Limited Partner would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted.

         The Performance Bonuses earned for the years ended December 31, 2001 and 2000 were $0 and $166,171, respectively, the latter of which was recorded as an increase to the General Partner's capital account.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2001 were $18,500.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates. Additionally, the Fund will reimburse out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate  purchases and sales of  Investment  Funds for the year ended
         December  31,  2001,   amounted  to   $229,000,000   and   $80,000,000,
         respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $149,366,954, consisting of $181,429,762 gross unrealized appreciation and $32,062,808 gross unrealized depreciation.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

5.       INVESTMENTS

         As of December 31, 2001, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2001.

                  Investment Objective           Cost         Fair Value
                  --------------------           ----         ----------
                    Long/Short Equity       $718,650,000      $868,016,954

         The following table lists the Fund's investments in Investment Funds as of December 31, 2001. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                   UNREALIZED LOSS                            % OF
                                                                      LOSS FROM                              FUND'S
         INVESTMENT FUND:                               COST        INVESTMENTS           FAIR VALUE         CAPITAL     LIQUIDITY
         Agnos Technology Fund, L.P.                $ 10,000,000   $     153,174         $ 10,153,174          1.22%     Quarterly
         Andor Technology Small Cap Fund, L.P.        30,000,000      (4,920,683)          25,079,317          3.01%      Annually
         Bowman Capital Founders Fund, L.P.           40,000,000     (14,921,158)          26,700,131          3.21%     Quarterly
         Bowman Capital Founders                      68,950,000     (35,382,386)          59,338,280          7.13%      Monthly
         Institutional  Fund, L.P.*
         Camelot Capital, L.P.                        88,340,000      (3,181,025)         101,364,528         12.18%     Quarterly
         Chilton New Era Partners, L.P.               55,000,000       1,938,253           56,938,253          6.84%      Annually
         Frontier Science & Technology Fund, L.P.      3,000,000         118,500            2,812,000          0.34%     Quarterly
         Galleon Technology Partners II, L.P.        114,250,000     (13,908,069)         127,820,724         15.36%      Monthly
         Intrepid Capital Fund (QP), L.P.             40,000,000       6,615,100           47,699,417          5.73%      Annually
         Owenoke Associates, L.P.                     23,000,000      (3,198,823)          30,976,091          3.72%     Quarterly
         Pallas Investments II, L.P.                  12,000,000      (4,042,536)           7,957,464          0.96%     Quarterly
         PAW Partners, L.P.                           86,000,000       5,610,923          116,431,531         13.99%     Quarterly
         Pequot Technology Perennial Fund, L.P.       73,110,000      30,731,760          178,384,253         21.44%     Quarterly
         Peqout Telecom & Media Fund, L.P.            60,000,000       1,005,344           61,005,344          7.33%     Quarterly
         Tiger Technology Fund L.P.                   10,000,000         284,807           10,284,807          1.24%      Annually
         UT Technology Partners I, L.P.                5,000,000          71,640            5,071,640          0.61%     Quarterly
                                                    ------------    ------------         ------------        ------
        TOTAL                                       $718,650,000    $(33,025,179)        $868,016,954        104.31%

        OTHER ASSETS, LESS LIABILITIES                                                    (35,843,451)        (4.31)%
                                                                                         ------------        -------
        PARTNER'S CAPITAL                                                                $832,173,503        100.00%

         *  Formerly, Bowman Capital Technology Fund, L.P.

                                                    PW TECHNOLOGY PARTNERS, L.P.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                          PERIOD FROM
                                                                                                        NOVEMBER 22, 1999
                                                                                                        (COMMENCEMENT OF
                                                                       YEAR ENDED DECEMBER 31,         OPERATIONS) THROUGH
                                                                       2001             2000            DECEMBER 31, 1999
                                                                       ----             ----            -----------------
         Ratio of net investment loss to average net assets           -1.06%           -1.11%                -1.38%*
         Ratio of total expenses to average net assets                 1.15%            1.20%                 1.41%*
         Portfolio turnover rate                                       9.74%              --                    --
         Total return                                                 -4.80%**         14.24%**              50.96%**
         Net asset value at end of period                          $832,173,503     $753,481,256          $385,681,474

         *        Annualized.
         ** Total return assumes a purchase of a limited partnership interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

---------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND       OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      COMPLEX          DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN  BY      HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED(1)        DURING PAST 5 YEARS        DIRECTOR(2)     OUTSIDE FUND COMPANY
---------------------            --------------        -------------------        -----------      --------------------

------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (59)                Term -       Dean and Professor of Mgmt of         58       Director of:
UBS PaineWebber, Inc.             Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------ ----------------- --------------------------------- ------------ ------------------------
George W. Gowen, (72)               Term -       Law partner for Dunnington,           58       None
UBS PaineWebber, Inc.             Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------ ----------------- --------------------------------- ------------ ------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               12       None
UBS PaineWebber, Inc.             Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (75)        Term -       Consultant to UBS PaineWebber         58       Director of Interstate
UBS PaineWebber, Inc.             Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length-since     Director of PaineWebber Inc.,
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                             OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Kevin Treacy, (41)             Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber, Inc.            Length-since    UBS PaineWebber Inc.,
1285 Avenue of the Americas     September 2001   Alternative Investment Group,
New York, NY 10019                               since September 2001
Principal Accounting Officer                     Prior to September 2001, CFO -
                                                 Redwolf Capital Management LLC,
                                                 Hedge Fund Manager
                                                 Prior to April 1999,Vice
                                                 President of Finance for John
                                                 W. Henry & Co., Commodity
                                                 Trading Adviser
------------------------------ ----------------- --------------------------------- ------------ ------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber, Inc.           Length-since     Counsel and First Vice
1285 Avenue of the Americas      October 2000    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
---------------------------------------------------------------------------------------------------------------------

(1)For the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2)Of the 58 funds/portfolios in the complex, 46 are advised by an affiliate of UBS PaineWebber Inc., and 12 comprise UBS PaineWebber's Alternative Investment Group of Funds.